Real Estate - Narrative (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) property	Jan. 31, 2026 USD ($) property	Mar. 31, 2026 USD ($) property	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Real Estate [Line Items]
Cash paid			$ 291,353	$ 0
Property count | property	40		40
Loss (gain) upon change of control, net			$ 46,270	$ 0
Termination fee		$ 2,500
Payments to acquire real estate					$ 125,000	$ 72,000
Insurance receivables	$ 5,507		5,507		12,491	$ 19,835
Hurricane Milton damages
Real Estate [Line Items]
Insurance/casualty-related recoveries (charges)			(2,000)
Insurance receivables	$ 6,000		$ 6,000		$ 12,000
Senior Housing Properties | Georgia
Real Estate [Line Items]
Number of properties acquired | property	2
Payments to acquire real estate	$ 240,000
Senior Housing Properties | Orlando, Florida
Real Estate [Line Items]
Number of properties acquired | property	3
Payments to acquire real estate	$ 121,000
Senior Housing Properties | Seattle, Washington
Real Estate [Line Items]
Number of properties acquired | property	1
Payments to acquire real estate	$ 41,000
JV
Real Estate [Line Items]
Investment ownership		46.50%
Cash paid		$ 312,000
Loss (gain) upon change of control, net		$ 46,000
JV | Senior Housing Properties
Real Estate [Line Items]
Property count | property		19